AFT CHOICE PLUS

Multiple Sponsored Retirement Options

opportunity plus

STATE UNIVERSITY OF NEW YORK

Deferred Combination Variable and Fixed Annuity Contracts

issued by

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Supplement Dated July 8, 2020, to the Contract Prospectus and
Contract Prospectus Summary, each Dated May 1, 2020

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in your prospectus and contract prospectus summary, as applicable.

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IMPORTANT INFORMATION ABOUT THE AMERICAN CENTURY INVESTMENTS® INCOME & GROWTH FUND

Effective September 25, 2020, the American Century Investments® Income & Growth Fund will change its name to the American Century Investments® Disciplined Core Value Fund. Accordingly, effective September 25, 2020, all references to “American Century Investments® Income & Growth Fund” appearing in the contract prospectus and contract prospectus summary are hereby deleted and replaced with “American Century Investments® Disciplined Core Value Fund.”

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.VRIAC-20B	Page 1 of 1	July 2020